Discontinued Operations	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

17.	Discontinued Operations.

On May 21, 2018, the Company completed the disposition of 40 industrial warehouse properties and three additional land parcels to an affiliate of Blackstone Real Estate Partners VIII, L.P. for $347.2 million. One warehouse property valued at $11.7 million was excluded from the sale due to the tenant exercising its right of first refusal to purchase the property. On June 28, 2019, the Company completed the sale of the excluded property to the same buyer for $11.7 million. These properties comprised substantially all the assets of our Asset Management segment and have been reclassified as discontinued operations for all periods presented. The results of operations associated with discontinued operations for the years ended December 31, 2019 and 2018 were as follows (in thousands):

	Years Ended December 31,
	2019	2018

Lease Revenues	$460	12,098

Cost of operations:
Depreciation, depletion and amortization	17	3,161
Operating expenses	248	1,742
Property taxes	41	1,286
Management company indirect	—	1,360
Corporate expenses	—	1,462
Total cost of operations	306	9,011

Total operating profit	154	3,087

Interest expense	—	(587)
Gain on sale of buildings	9,244	164,915

Income before income taxes	9,398	167,415
Provision for (benefit from) income taxes	2,542	45,286

Income from discontinued operations	$6,856	122,129

The components of the balance sheet are as follows (in thousands):

December 31
Assets:	2018
Real estate investments at cost:
Land	$546
Buildings and improvements	3,315
Projects under construction	—
Total investments in properties	3,861
Less accumulated depreciation and depletion	2,374
Net investments in properties	1,487

Accounts receivable, net	910
Unrealized rents	473
Deferred costs	354
Other assets	—
Assets of discontinued operations	$3,224

Liabilities:
Secured notes payable, current portion	$—
Secured notes payable, less current portion	—
Accounts payable and accrued liabilities	205
Deferred revenue	45
Tenant security deposits	38
Liabilities of discontinued operations	$288